OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS - Summary of Other Financial Assets at Fair Value Through Profit or Loss (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	£ 328	£ 349
Loans and advances to customers
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	303	322
Other debt instruments
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	22	24
Equity securities
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	£ 3	£ 3